36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfEquityInChileanUnitOfAccountLineItems [Line Items]
Equity attributable to the owners of the parent	$ 568,321,968	$ 542,473,822	$ 508,473,513
Non-controlling interests	3,831,276	2,866,429	1,497,143
Total equity	572,153,244	$ 545,340,251	$ 509,970,656	$ 454,335,548
Series J, K, N and Q Bonds
DisclosureOfEquityInChileanUnitOfAccountLineItems [Line Items]
Equity attributable to the owners of the parent	568,321,968
Non-controlling interests	3,831,276
Total equity	572,153,244
Amount in UF	27,566
Equity in UF	$ 20,755,917